Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues
Schedule of revenues

	For the three months ended
	June 30, 2017	June 30, 2018	For the six months ended
			June 30, 2017	June 30, 2018
Revenues from time charters	85,405	75,418	169,882	159,769
Revenues from the Cool Pool (Note 3)	—	1,516	—	1,516

Total	85,405	76,934	169,882	161,285